Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 57	$ 23
Gain (loss) reclassified from OCI into earnings	5	(197)
Forward contracts | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	35	14
Gain (loss) reclassified from OCI into earnings	1	(83)
Forward contracts | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	4	2
Gain (loss) reclassified from OCI into earnings	1	(9)
Forward contracts | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	10	4
Gain (loss) reclassified from OCI into earnings	2	(32)
Currency collars | Cost of sales | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	5	1
Gain (loss) reclassified from OCI into earnings	0	(46)
Currency collars | Selling, general and administrative expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1	1
Gain (loss) reclassified from OCI into earnings	0	(6)
Currency collars | Research and development expenses | Cash flow hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	2	1
Gain (loss) reclassified from OCI into earnings	$ 1	$ (21)